DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

NOTE 1 — DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

EVgo Services, LLC (“EVgo Services”, “Predecessor”) builds publicly available and customer-dedicated electric vehicle (“EV”) charging stations capable of charging electric vehicles either via direct current power or alternating current power. It has built, and continues to expand, a national ecosystem of public charging stations and fleet charging solutions. EVgo Services provides electric vehicle charging programs to consumers in a variety of options as well as charging services to automotive and fleet customers. Other software services and ancillary services represent a small but growing part of the business as well.

On January 16, 2020 (the “Merger Date”), EVgo Services and its investors consummated the transactions contemplated pursuant to that certain Agreement and Plan of Merger (“Merger”) with EVgo Holdco, LLC (“EVgo Holdco”, “the Company” or “Successor”), whereby EVgo Services became a wholly-owned subsidiary of EVgo Holdco, resulting in a change in control by the Predecessor. EVgo Holdco, controlled by LS Power Equity Partners IV, L.P. (“LS Power”), had no operations prior to the Merger (see note 3). The Company elected push-down accounting and all of the Company’s assets and liabilities related to LS Power were remeasured at fair value on the Closing Date.

On January 21, 2021, EVgo Services and Climate Change Crisis Real Impact I Acquisition Corporation (“CRIS”) entered into a business combination agreement that would result in the Company becoming a publicly listed company. The combined company will be named EVgo Inc. Completion of the proposed transaction is subject to customary closing conditions, including the approval of the stockholders of CRIS. Pursuant to the Business Combination Agreement, prior to the closing of the business combination the related party note payable will be fully converted to equity and EVgo Services will have no further liability or obligations under the note from that time.

Liquidity and going concern

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205‑40, Presentation of Financial Statements — Going Concern (“ASC 205‑40”) requires management to evaluate whether conditions and/or events raise substantial doubt about the Company’s ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by this standard, management’s evaluation shall initially not take into consideration the potential mitigating effects of management’s plans that have not been fully implemented as of the date the financial statements are issued.

The Company has a history of operating losses and negative operating cash flows. As of March 31, 2021, the Company had a cash balance of $23.6 million and a working capital deficit of $45.3 million including amounts due under the related party note payable (see note 8). The Company’s total future projected cash outflow through March 31, 2022 is $179.6 million. The Company will need to raise additional financing through loans or additional investments to fund its ongoing operations, including borrowing from related parties. There is no assurance that the Company will be able to obtain such additional financing. Management has concluded that these conditions raise substantial doubt about its ability to meet its financial obligations as they become due for the next twelve months, and its ability to continue as a going concern.

The Company is currently pursuing a potential business combination. If such a transaction is consummated, management expects the Company will have access to additional liquidity, which will be sufficient to cover our capital needs for the next 12 months and the foreseeable future. However, there is no assurance that such a transaction will close, or the timing thereof.

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

COVID‑19

In December 2019 and early 2020, the virus commonly referred to as COVID‑19 virus spread globally and, on March 11, 2020, was declared a pandemic by the World Health Organization, causing significant disruption to business and mobility. The global outbreak of COVID‑19 has resulted in the implementation of numerous actions taken by governments, governmental agencies and other entities and organizations in an attempt to mitigate the spread of the virus. These measures have resulted in a significant reduction in worldwide economic activity and extreme volatility in the global financial markets which have affected new car sales, including EVs, and significantly reduced people’s mobility, and the accompanying demand for EVgo charging services. EVgo experienced a significant decline in monthly GWh throughput beginning in March 2020. Between March and July 2020, EVgo deactivated chargers due to decreased usage as a result of COVID‑19, experiencing downtime when host sites were closed. While EVgo’s business showed steady recovery with multiple metrics improving month-over-month since that time, total GWh throughput for the year ended December 31, 2020 was lower than expected.

The COVID‑19 pandemic also impacted EVgo’s operations through construction delays and supply chain and shipping constraints. EVgo delayed operational dates of over 400 chargers by six to nine months due to delays in various stages site planning and construction caused by COVID‑19. When governments and businesses shut down in response to shelter in place orders and other similar actions by state and local governments, permitting, inspection and other city and municipal services were suspended, and EVgo had reduced access to host sites for construction and on-site survey and design. EVgo also experienced delays in its site host negotiations as hosts devoted more time to day-to-day operations and employee health and safety. In addition, EVgo experienced delays in equipment fulfillment and other logistics related to reduced operational capacity of warehouses and shipping vessel backlogs, which has caused additional delay in early 2021.

How COVID‑19 will affect EVgo’s future business results is unclear. While the disruption is expected to be temporary, there is considerable uncertainty around the duration and magnitude of this disruption. The Company expects continued significant, negative impacts to its financial position, results of operations and cash flows in 2021 and beyond as charging revenue and regulatory credit sales are expected to decrease significantly due to the disruption and development and commissioning lead times are expected to be extended as a result of the lockdowns and other measures taken by the state and local governments to mitigate the spread of COVID‑19. The extent of the financial impact and duration cannot be reasonably estimated at this time.

For some contractual commitments (see note 12), the Company is required to adhere to a construction schedule over specific timeframes. Those timelines were impacted due to delays associated with COVID‑19. The Company has not been in default with any of these requirements as of March 31, 2021. However, it is possible that the ongoing pandemic could impact these timelines in the future.

NOTE 1 — DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

EVgo Services, LLC (“EVgo Services”, “Predecessor”), formerly known as NRG EV Services, LLC, was initially formed as a limited liability company by its then-sole member, NRG Energy, Inc. (“NRG”) on October 6, 2010. On July 3, 2014, the EVgo Services Limited Liability Company Agreement was amended and restated to admit Nissan North America, Inc. (“Nissan”) as a member of the EVgo Services.

Pursuant to a Membership Interest Purchase Agreement (“MIPA”) dated May 4, 2016, between NRG and EV Holdings Investment, Inc. (formerly known as EV Holdings Investment, LLC) (“EV Holdings”), EV Holdings agreed to, among other things: (i) acquire 39.99% of EVgo Services’ total issued and outstanding membership interests (the “Acquisition”); and (ii) make a $15.0 million capital contribution to EVgo Services (the “Initial Required Capital Contribution”) on the date the Acquisition closed. On June 17, 2016 (the “Closing Date”), concurrent with the closing of the Acquisition and the Initial Required Capital Contribution, EVgo Services’ Limited Liability Company Agreement was amended and restated (“Second LLCA”) to: assign to EV Holdings 82,820,634 Class A Preferred Units, representing all of the issued and outstanding Class A Preferred Units; assign 73,078,425 and 5,200,000 Class B Common Units to NRG and Nissan, respectively; assign 46,000,000 Class C Units to EVgo Management, Inc. (“EVgo Management”) and establish Class D Units as non-voting interests.

As the Acquisition and Initial Required Capital Contribution resulted in a change in ownership of more than a majority of EVgo Services’ voting interests, a change in control occurred. EVgo Services elected push-down accounting and all of EVgo Services’ assets, liabilities and noncontrolling interest were remeasured at fair value on the Closing Date. The noncontrolling interest was dissolved in 2017.

On January 16, 2020 (the “Merger Date”), EVgo Services and its investors consummated the transactions contemplated pursuant to that certain Agreement and Plan of Merger (“Merger”) with EVgo Holdco, LLC (“EVgo Holdco”, “the Company” or “Successor”), whereby EVgo Services became a wholly-owned subsidiary of EVgo Holdco, resulting in a change in control by the Predecessor. EVgo Holdco, controlled by LS Power Equity Partners IV, L.P. (“LS Power”), had no operations prior to the Merger. See Note 3 for additional information. The Company elected push-down accounting and all of the Company’s assets, liabilities and noncontrolling interest related to LS Power were remeasured at fair value on the Closing Date.

The Company builds publicly available and customer-dedicated electric vehicle (“EV”) charging stations capable of charging electric vehicles either via direct current power or alternating current power. It has built, and continues to expand, a national ecosystem of public charging stations and fleet charging solutions. The Company provides electric vehicle charging programs to consumers in a variety of options as well as charging services to automotive and fleet customers. Other software services and ancillary services represent a small but growing part of the business as well.

Liquidity and going concern

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205‑40, Presentation of Financial Statements — Going Concern (“ASC 205‑40”) requires management to evaluate whether conditions and/or events raise substantial doubt about the Company’s ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. As required by this standard, management’s evaluation shall initially not take into consideration the potential mitigating effects of management’s plans that have not been fully implemented as of the date the financial statements are issued.

The Company has a history of operating losses and negative operating cash flows. As of December 31, 2020, the Company had a cash balance of $7.9 million and a working capital deficit of $43.6 million including amounts due under the related party note payable (see notes 8 and 15). The Company’s total projected cash outflow for the twelve months ending December 31, 2021 is $115.0 million. The Company will need to raise additional financing through loans or additional investments to fund its ongoing operations, including borrowing from related parties. There is no assurance that the Company will be able to obtain such additional financing. Management has concluded that these conditions raise substantial doubt about its ability to meet its financial obligations as they become due for the next twelve months, and its ability to continue as a going concern.

The Company is currently pursuing a potential business combination. If such a transaction is consummated, management expects the Company will have access to additional liquidity, which will be sufficient to cover our capital needs for the next 12 months and the foreseeable future. However, there is no assurance that such a transaction will close, or the timing thereof.

The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

COVID‑19

In December 2019 and early 2020, the virus commonly referred to as COVID‑19 virus spread globally and, on March 11, 2020, was declared a pandemic by the World Health Organization, causing significant disruption to business and mobility. The global outbreak of COVID‑19 has resulted in the implementation of numerous actions taken by governments, governmental agencies and other entities and organizations in an attempt to mitigate the spread of the virus. These measures have resulted in a significant reduction in worldwide economic activity and extreme volatility in the global financial markets which have affected new car sales, including EVs, and significantly reduced people’s mobility, and the accompanying demand for EVgo charging services. After a significant dip in April 2020, EVgo’s business showed steady recovery with multiple metrics improving month-over-month. However, the second wave of the pandemic taking hold in late 2020 has created additional uncertainty on the trajectory of the economic recovery, both globally and in the US. How those macroeconomic factors will affect EVgo’s near-term business results will remain unclear for some time. While the disruption is expected to be temporary, there is considerable uncertainty around the duration and magnitude of this disruption. The Company expects continued significant, negative impacts to its financial position, results of operations and cash flows in 2021 and beyond as charging revenue and regulatory credit sales are expected to decrease significantly due to the disruption and development and commissioning lead times are expected to be extended as a result of the lockdowns and other measures taken by the state and local governments to mitigate the spread of COVID‑19. The extent of the financial impact and duration cannot be reasonably estimated at this time.

For some contractual commitments (see Note 12), the Company is required to adhere to a construction schedule over specific timeframes. Those timelines were impacted due to delays associated with COVID‑19. The Company has not been in default with any of these requirements as of December 31, 2020. However, it is possible that the ongoing pandemic could impact these timelines in the future.

Restatement

Our consolidated balance sheet as of September 30, 2020 and our consolidated statements of operations, cash flows and members’ equity for the Successor period from January 16, 2020 to September 30, 2020 contained an error related to a transaction bonus of $5.3 million awarded to employees in connection with the acquisition of EVgo Services by EVgo Holdings on January 16, 2020, which should have been reflected as compensation costs in the Successor financial statements. Approximately $4.2 million of the transaction bonus was incorrectly accounted for as part of the transaction price paid by EVgo Holdings and therefore erroneously increased the acquisition price in push-down accounting. This error has been corrected in these annual financial statements and the following table summarizes the effects of the restatement resulting from the correction of this error:

	Successor period from January 16, 2020 to September 30, 2020
	Previously Reported (Unaudited)	Adjustment	As Restated (Unaudited)
Consolidated Statement of Operations
Transaction bonus expense	—	5,316,124	5,316,124
Total operating expenses	26,694,489	5,316,124	32,010,613
Operating loss	(35,959,659)	(5,316,124)	(41,275,783)
Net loss	(26,954,514)	(5,316,124)	(32,270,638)
Consolidated Statement of Cash Flows
Net loss	(26,954,514)	(5,316,124)	(32,270,638)
Net cash used in operating activities	(17,797,172)	(5,316,124)	(23,113,296)
Contribution	—	5,316,124	5,316,124
Net cash provided by financing activities	35,279,483	5,316,124	40,595,607

	As of September 30, 2020
	Previously Reported (Unaudited)	Adjustment	As Restated (Unaudited)
Consolidated Balance Sheet
Goodwill	26,294,686	(4,183,520)	22,111,166
Member’s Equity	108,955,676	(4,183,520)	104,772,156